Commitments and Contingencies (Details) $ in Thousands	1 Months Ended		6 Months Ended
	Apr. 30, 2018 USD ($)	Apr. 30, 2018 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Sep. 16, 2020 Extension
Future Minimum Contractual Charter Revenue [Abstract]
Twelve month period ended June 30, 2023			$ 101,465
Twelve month period ended June 30, 2024			39,171
Twelve month period ended June 30, 2025			15,056
Twelve month period ended June 30, 2026			12,911
Twelve month period ended June 30, 2027			0
Total			168,603
Office Lease [Abstract]
Lease term of new office spaces	5 years	5 years					10 years
Number of extensions | Extension							2
Renewal term of new office spaces	5 years	5 years					5 years
Monthly rent	$ 14	€ 13,000	$ 13	€ 12,747
Exchange rate			1.0387
Annual percentage inflation adjustment	1.00%	1.00%
Rent expense			$ 83		$ 91
Office Rental Obligations [Abstract]
Twelve month period ended June 30, 2023			125
Twelve month period ended June 30, 2024			125
Twelve month period ended June 30, 2025			125
Twelve month period ended June 30, 2026			125
Thereafter			217
Total			717
Less: imputed interest			(177)
Present value of lease liabilities			540
Lease liabilities, current			108			$ 121
Lease liabilities, non-current			$ 432			$ 529
Minimum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements			9 months
Renewal term of time charter agreements			11 months
Maximum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements			60 months
Renewal term of time charter agreements			27 months